Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail)	Aug. 07, 2018 BRL (R$) Years	Jul. 06, 2017 BRL (R$) Option Years	Mar. 14, 2017 BRL (R$) Option Years	Mar. 10, 2017	Jul. 01, 2016 BRL (R$) Option Years	Jul. 01, 2015 BRL (R$) Option Years	Jun. 30, 2014 BRL (R$) Option	Apr. 05, 2011 BRL (R$) Option	Mar. 24, 2011 BRL (R$) Option	Dec. 11, 2009 BRL (R$) Option
First option plan,1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option										5,032,800
Total options outstanding | Option										769,520
Option exercise price										R$ 3,420
Option fair value										R$ 1,930
Estimated volatility of the share price										47.67%
Expected dividend										1.10%
Risk-free rate of return										8.75%
Maximum life of the option										10 years
Expected term considered for valuation										7 years
First option plan, 2nd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option									1,572,000
Total options outstanding | Option									335,600
Option exercise price									R$ 6,440
Option fair value									R$ 4,160
Estimated volatility of the share price									54.77%
Expected dividend									1.10%
Risk-free rate of return									12.00%
Maximum life of the option									10 years
Expected term considered for valuation									7 years
First option plan, 3rd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option								656,000
Total options outstanding | Option								37,560
Option exercise price								R$ 6,440
Option fair value								R$ 4,160
Estimated volatility of the share price								54.77%
Expected dividend								1.10%
Risk-free rate of return								12.00%
Maximum life of the option								10 years
Expected term considered for valuation								7 years
Second option plan, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option							2,169,122
Total options outstanding | Option							1,029,281
Option exercise price							R$ 19,150
Option fair value							R$ 11,010
Estimated volatility of the share price							40.59%
Expected dividend							1.10%
Risk-free rate of return							12.46%
Maximum life of the option							8 years
Expected term considered for valuation							4 years 6 months
Second option plan,2nd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option						627,810
Total options outstanding | Option						355,176
Option exercise price						R$ 14,510
Option fair value						R$ 10,820
Estimated volatility of the share price						40.59%
Expected dividend						1.10%
Risk-free rate of return						15.69%
Average remaining maturity (in years) | Years						0.4
Maximum life of the option						8 years
Expected term considered for valuation						4 years 6 months
Second option plan, 3rd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option					820,250
Total options outstanding | Option					555,702
Option exercise price					R$ 14,500
Option fair value					R$ 10,140
Estimated volatility of the share price					43.07%
Expected dividend					1.10%
Risk-free rate of return					12.21%
Average remaining maturity (in years) | Years					1.5
Maximum life of the option					8 years
Expected term considered for valuation					4 years 6 months
Second stock option plan, 4th program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option		680,467
Total options outstanding | Option		633,182
Option exercise price		R$ 22,570
Option fair value		R$ 12,820
Estimated volatility of the share price		43.35%
Expected dividend		1.10%
Risk-free rate of return		10.26%
Average remaining maturity (in years) | Years		2.5
Maximum life of the option		10 years
Expected term considered for valuation		5 years 6 months
Third option plan, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Option			9,343,510
Total options outstanding | Option			7,474,808
Option exercise price			R$ 11,850
Option fair value			R$ 4,820
Estimated volatility of the share price			50.64%
Expected dividend			1.10%
Risk-free rate of return			11.32%
Average remaining maturity (in years) | Years			3.2
Maximum life of the option			5 years	5 years
Expected term considered for valuation			5 years
Phantom shares, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted	707,400
Total options outstanding	707,400
Option exercise price	R$ 20,430
Option fair value	R$ 9,850
Estimated volatility of the share price	34.00%
Expected dividend	1.10%
Risk-free rate of return	6.40%
Average remaining maturity (in years) | Years	3.6
Maximum life of the option	8 years
Expected term considered for valuation	6 years